Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies
Note M— Commitments and Contingencies
The nature of the Company’s business exposes our properties, the Company, the Operating Partnership and its other subsidiaries to the risk of claims and litigation in the normal course of business. Other than as noted below, or routine litigation arising out of the ordinary course of business, the Company is not presently subject to any material litigation nor, to its knowledge, is any material litigation threatened against the Company.
The Company has previously disclosed stockholder class action lawsuits alleging direct and derivative claims against the Company, certain of its then-officers, then-directors, the Former Advisor and/or Mr. Shustek captioned
Arthur Magowski v. The Parking REIT, Inc., et. al,
No.
24-C-19003125
(filed on May 31, 2019),
Michelle Barene v. The Parking REIT, Inc., et. al,
No.
24-C-19003527
(filed on June 27, 2019) and
SIPDA Revocable Trust v. The Parking REIT, Inc., et al,
Case No.
2:19-cv-00428
(filed on March 12, 2019). As a result

of the Transaction, the Settlement Agreement (as defined in the Purchase Agreement) was entered into subject to completion of Color Up’s Tender Offer (as defined in the Purchase Agreement) for up to 900,506 shares of the Company’s outstanding Common Stock at $11.75 per share. Upon the expiration of the Tender Offer on November 5, 2021, the terms of the Settlement Agreement were satisfied and the prior lawsuits settled.
The Company has previously disclosed that the SEC was conducting an investigation relating to the Company. On March 11, 2021, the SEC notified the Company that they do not intend to recommend an enforcement action by the Commission against the Company.
The SEC investigation also related to the conduct of the Company’s former chairman and chief executive officer, Mr. Shustek. On July 29, 2021, the SEC filed a civil lawsuit against Mr. Shustek and his advisory firm Vestin Mortgage LLC, alleging violations of the securities laws (Case
 2
-
21
-civ-
01416
-JCM-BNW,
U.S. District Court, District of Nevada). The SEC seeks disgorgement, injunctions, and bars against Mr. Shustek, and related penalties. Pursuant to the Transaction, Mr. Shustek’s right to indemnification by the Company for certain claims related to the SEC’s investigation shall not exceed $2 million. This liability was recognized by the Company upon the closing of the Transaction and is included in indemnification liability on our Consolidated Balance Sheet. Effective as of the closing of the Transaction, Mr. Shustek resigned as Chief Executive Officer and director of the Company. On March 6, 2023, Mr. Shustek filed a complaint against the Company seeking advancement of indemnification expenses related to the SEC investigation (Case No. 1:2023CV00599). The Company denies the allegations that Mr. Shustek is entitled to advancement of expenses and intends to vigorously defend the lawsuit.
On August 25, 2021, the Company also entered into an Assignment of Claims, Causes of Action, and Proceeds Agreement, or the Assignment of Litigation Agreement, pursuant to which the Company assigned to the Former Advisor certain claims and claim proceeds that the Company had against Ira S. Levine, Levine Law Group, Inc. (or any other name by which a firm including Ira Levine was known), Edwin Herbert Bentzen IV and Andrew Fenton. On April 3, 2023, the parties entered into a settlement agreement and mutual release related to the Ira Levine matter. The Settlement Agreement is not related to the Assignment of Litigation Agreement.
In January 2023, the 43rd District Court of Parker County, Texas entered summary judgment in favor of the plaintiff, John Roy, who alleges he is due a commission relating to a proposed sale of the Fort Worth Taylor parking facility which was never consummated. The Company has filed an appeal. As a result of the court’s summary judgment, in December 2022 we recognized a charge of $0.7 million for the full estimated amount of damages (including legal fees and costs). The $0.7 million was recognized within organizational, offering and other costs in our Consolidated Statements of Operations and indemnification liability on our Consolidated Balance Sheets. During the first quarter of 2023, and as part of the appeals process, the Company posted cash collateral of $0.7 million for an appeals bond, which is reflected in Cash—Restricted on our Consolidated Balance Sheets.

Note O

—
 Commitments and Contingencies
The nature of the Company’s business exposes our properties, the Company, the Operating Partnership and its other subsidiaries to the risk of claims and litigation in the normal course of business. Other than as noted below, or routine litigation arising out of the ordinary course of business, the Company is not
 presently subject to any material litigation nor, to its knowledge, is any material litigation threatened against the Company.

The Company has previously disclosed stockholder class action lawsuits alleging direct and derivative claims against the Company, certain of its then-officers, then-directors, the Former Advisor and/or Mr. Shustek captioned

Arthur Magowski v. The Parking REIT, Inc., et. al,

No.

24-C-19003125

(filed on May 31, 2019),

Michelle Barene v. The Parking REIT, Inc., et. al,

No.

24-C-19003527

(filed on June 27, 2019) and

SIPDA Revocable Trust v. The Parking REIT, Inc., et al,

Case No.

2:19-cv-00428

(filed on March 12, 2019). As a result of the Transaction, the Settlement Agreement (as defined in the Purchase Agreement) was entered into subject to completion of Color Up’s Tender Offer (as defined in the Purchase Agreement) for up to 900,506 shares of the Company’s outstanding Common Stock at $11.75 per share. Upon the expiration of the Tender Offer on November 5, 2021, the terms of the Settlement Agreement were satisfied and the prior lawsuits settled.
The Company has previously disclosed that the SEC was conducting an investigation relating to the Company. On March 11, 2021, the SEC notified the Company that they do not intend to recommend an enforcement action by the Commission against the Company.
The SEC investigation also related to the conduct of the Company’s former chairman and chief executive officer, Mr. Shustek. On July 29, 2021, the SEC filed a civil lawsuit against Mr. Shustek and his advisory firm Vestin Mortgage LLC, alleging violations of the securities laws (Case
 2
-
21
-civ-
01416
-JCM-BNW,

U.S. District Court, District of Nevada). The SEC seeks disgorgement, injunctions, and bars against Mr. Shustek, and related penalties. Pursuant to the Transaction, Mr. Shustek’s right to indemnification by the Company for certain claims related to the SEC’s investigation shall not exceed $2 million. This liability was recognized by the Company upon the closing of the Transaction and is included in indemnification liability on our Consolidated Balance Sheet. Effective as of the closing of the Transaction, Mr. Shustek resigned as Chief Executive Officer and director of the Company.
On August 25, 2021, the Company also entered into an Assignment of Claims, Causes of Action, and Proceeds Agreement, or the Assignment of Litigation Agreement, pursuant to which the Company assigned to the Former Advisor certain claims and claim proceeds that the Company had against Ira S. Levine, Levine Law Group, Inc. (or any other name by which a firm including Ira Levine was known), Edwin Herbert Bentzen IV and Andrew Fenton. The Settlement Agreement is not related to the Assignment of Litigation Agreement.
In January 2023, the 43rd District Court of Parker County, Texas entered summary judgment in favor of the plaintiff, John Roy, who alleges he is due a commission relating to a proposed sale of the Fort Worth Taylor parking facility which was never consummated. The Company has filed an appeal. As a result of the court’s summary judgment, we recognized a charge of $0.7 million for the full estimated amount of damages (including legal fees and costs). The $0.7 million was recognized within organizational, offering and other costs in our Consolidated Statements of Operations and indemnification liability on our Consolidated Balance Sheets.

Fifth Wall Acquisition Corp Three [Member]
Commitments and Contingencies
NOTE 5. COMMITMENTS AND CONTINGENCIES
Registration and Shareholder Rights
The holders of Founder Shares, Private Placement Shares and Private Placement Shares that may be issued upon conversion of Working Capital Loans, were entitled to registration rights pursuant to a registration and shareholder rights agreement signed upon consummation of the Initial Public Offering. The holders of these securities were entitled to make up to three demands, excluding short form demands, that the Company registered such securities. In addition, the holders have certain “piggyback” registration rights with respect to registration statements filed subsequent to the Company’s completion of its Business Combination. However, the registration and shareholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up
period, which occurs (i) in the case of the Founder Shares, in accordance with the letter agreement the Company’s initial shareholders entered into and (ii) in the case of the Private Placement Shares, 30 days after the completion of the Company’s Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements. As of June 30, 2023 and December 31, 2022, there were no amounts incurred or accrued for such expenses.
Underwriting Agreement
The Company granted the underwriters
a

45-day

option
from the final prospectus relating to the Initial Public Offering to purchase up to 3,750,000 additional Public Shares to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On May 27, 2021, the underwriters partially exercised the over-allotment option to purchase an additional 2,500,000 Class A ordinary shares. On July 8, 2021, the over-allotment option expired.
The underwriters were entitled to an underwriting discount of $0.20 per Public Share, or $5.5 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per Public Share, or approximately $9.6 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. In 2022, Goldman Sachs & Co. LLC and BofA Securities, Inc., two of the representatives of the underwriters of the Company’s IPO, waived their deferred underwriting fee that accrued from their participation in the IPO, resulting in a gain from settlement of deferred underwriting commissions of approximately $6.0 million.
On February 24, 2023, Deutsche Bank Securities Inc., an underwriter to the Company’s IPO, waived its entitlement to its portion of its deferred underwriting fee payable of $3,609,375
upon consummation of an initial business combination pursuant to the underwriting agreement. As a result, there were no outstanding payable to underwriters for deferred underwriting commissions as of June 30, 2023.
Risks and Uncertainties

Various social and political circumstances in the United States and around the world (including wars and other forms of conflict, including rising trade tensions between the United States and China, and other uncertainties regarding actual and potential shifts in the United States and foreign, trade, economic and other policies with other countries, terrorist acts, security operations and catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and global health epidemics), may contribute to increased market volatility and economic uncertainties or deterioration in the United States and worldwide. Specifically, the rising conflict between Russia and Ukraine, and resulting market volatility could adversely affect the Company’s ability to complete a business combination. In response to the conflict between Russia and Ukraine, the United States and other countries have imposed sanctions or other restrictive actions against Russia. Any of the above factors, including sanctions, export controls, tariffs, trade wars and other governmental actions, could have a material adverse effect on
the Company’s ability to complete a business combination and the value of the Company’s securities.

NOTE 6. COMMITMENTS AND CONTINGENCIES
Registration and Shareholder Rights
The holders of Founder Shares, Private Placement Shares and Private Placement Shares that may be issued upon conversion of Working Capital Loans, were entitled to registration rights pursuant to a registration and shareholder rights agreement signed upon consummation of the Initial Public Offering. The holders of these securities were entitled to make up to three demands, excluding short form demands, that the Company registered such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of its Business Combination. However, the registration and shareholder rights agreement provide that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up
period, which occurs (i) in the case of the Founder Shares, in accordance with the letter agreement the Company’s initial shareholders entered into and (ii) in the case of the Private Placement Shares, 30 days after the completion of the Company’s Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements. For the year ended December 31, 2022 and for the period from February 19, 2021 (inception) through December 31, 2021, and as of December 31, 2022 and 2021,
no
such amounts were reimbursed or accrued respectively
.
Underwriting Agreement
The Company granted the underwriters a
45-day
option from the final prospectus relating to the Initial Public Offering to purchase up to 3,750,000 additional Public Shares to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On May 27, 2021, the underwriters partially exercised the over-allotment option to purchase an additional 2,500,000 Class A ordinary shares. On July 8, 2021, the over-allotment option expired.
The underwriters were entitled to an underwriting discount of $0.20 per Public Share, or $5.5 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per Public Share, or approximately $9.6 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. In 2022, Goldman Sachs & Co. LLC (“Goldman”) and BofA Securities, Inc. (“BofA”), two of the representatives of the underwriters of the Company’s IPO, waived their deferred underwriting fee that accrued from their participation in the IPO, resulting in a gain from settlement of deferred underwriting commissions of approximately $
6.0
million.
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, and/or search for a target company, the specific impact is not readily determinable as of the date of the consolidated financial statements. The consolidated financial statements does not include any adjustments that might result from the outcome of this uncertainty.
Various social and political circumstances in the United States and around the world (including wars and other forms of conflict, including rising trade tensions between the United States and China, and other uncertainties regarding actual and potential shifts in the United States and foreign, trade, economic and other policies with other countries, terrorist acts, security operations and catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and global health epidemics), may also contribute to increased market volatility and economic uncertainties or deterioration in the United States and worldwide. Specifically, the rising conflict between Russia and Ukraine, and resulting market volatility could adversely affect the Company’s ability to complete a business combination. In response to the conflict between Russia and Ukraine, the United States and other countries have imposed sanctions or other restrictive actions against Russia. Any of the above factors, including sanctions, export controls, tariffs, trade wars and other governmental actions, could have a material adverse effect on the Company’s ability to
complete a business combination and the value of the Company’s securities.